Finance Income and Finance Expense	12 Months Ended
Dec. 31, 2021
Finance Income and Finance Expense [Abstract]
Finance income and finance expense

24. Finance income and finance expense

	2021	2020	2019
Interest income	3,219	258	17,882
Net foreign currency exchange gain	1,458,429	3,207,649	1,343,153
Revaluation gain from derivative financial instruments	5,085	—	663,725
Total finance income	1,466,733	3,207,907	2,024,760
Interest expense (incl. Bank charges)	189,695	135,151	28,628
Net foreign currency exchange loss	1,129,788	3,541,202	1,562,725
Revaluation loss from derivative financial instruments	416,003	2,250,222	—
Transaction costs	—	219,615	—
Total finance expense	1,735,486	6,146,190	1,591,353
Finance (expense)/income, net	(268,753)	(2,938,283	433,407

In 2021, the revaluation loss from derivative financial instruments of CHF 416,003 is related to the revaluation of the financial derivatives embedded in the FiveT convertible loan (note 29), at conversion. The revaluation gain of CHF 5,085 is related to the revaluation of outstanding warrants from public offerings (note 30). In 2020 there was a revaluation loss from derivative financial instruments of CHF 2,250,222 and in 2019 a revaluation gain of CHF 663,725. In 2021, net foreign currency exchange gains contain translation gains of CHF 289,961 (2020: CHF 71,525; 2019: CHF 7,744) which arose on the Company’s USD and EUR denominated cash and cash equivalents. In 2021, finance expenses included interest paid of CHF 3,700 (2020: CHF 0; 2019: CHF 3,745).